Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	RADWARE LTD.
Entity Central Index Key	0001094366
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30324
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971917
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.05 par value per share
Trading Symbol	RDWR
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	42,554,602
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Guy Avidan
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971917
Entity Address Country	IL
City Area Code	972-3
Local Phone Number	7668666
Contact Personnel Fax Number	7668982